UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number: 828-758-6100

Date of fiscal year end:  October 31, 2003

Date of reporting period:  October 31, 2003


Item 1.  Report to Stockholders.


                                 BMC FUND, INC.

                            FINANCIAL STATEMENTS AND

                            SUPPLEMENTARY INFORMATION

                           Year Ended October 31, 2003


                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

BMC FUND, INC.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                        Page No.
                                                                        --------

Directors and Officers................................................      1

Letter to Shareholders................................................      2

Federal Income Tax Information........................................      3

Supplemental Proxy Information........................................      3

Independent Auditors' Report..........................................      5

Statement of Assets and Liabilities...................................      6

Statement of Operations...............................................      7

Statements of Changes In Net Assets...................................      8

Notes to Financial Statements.........................................      9

Financial Highlights..................................................     11

Schedules of Investments:
        I. - Investments in Securities of Unaffiliated Issuers........     12
       II. - Investments  - Other than Securities.....................     28
      III. - Investments in Affiliates................................     29

BMC FUND, INC.
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                    DIRECTORS

      James T. Broyhill                           Winston-Salem, North Carolina
      Paul H. Broyhill                            Lenoir, North Carolina
      William E. Cooper                           Dallas, Texas
      Lawrence Z. Crockett                        Vero Beach, Florida
      Jan E. Gordon                               Palm Harbor, Florida
      Allene B. Heilman                           Clearwater, Florida
      Gene A. Hoots                               Charlotte, North Carolina
      Michael G. Landry                           Fort Lauderdale, Florida
      John S. Little                              Naples, Florida
      L. Glenn Orr, Jr.                           Winston-Salem, North Carolina

                                    OFFICERS

      Paul H. Broyhill                            President
      M. Hunt Broyhill                            Vice President
      Gene Hendricks                              Vice President and
                                                    Chief Financial Officer
      Michael G. Landry                           Vice President and
                                                    Chief Investment Officer
      Carol Frye                                  Secretary and Treasurer

                                DIRECTOR EMERITUS

      Harry Heltzer                               Lenoir, North Carolina

TO OUR SHAREHOLDERS:

We are happy to present to you our report for the year ended October 31, 2003, which we believe contains complete and pertinent financial information.

After two traumatic years, most world stock markets have made dramatic rebounds from their cyclical bottoms.

We are pleased to inform you that over the past fiscal year BMC Fund, Inc. (the "Fund") is up 19%. The Fund's strong performance reinforces the Board's long-term strategy to remain well diversified across asset categories. By maintaining a significant exposure to stocks when they became very unpopular, the Fund's overall asset value increased substantially as equity prices rose.

For the latest fiscal year, earnings including unrealized gains grew to $23,247,017, which represents an 18.5% increase. Obviously, we cannot expect comparable earnings during the year which will end October 31, 2004, as markets are volatile; however, we are reasonably optimistic that barring an unexpected national or international event the financial markets will continue to improve.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the year ended October 31, 2003 the Fund paid the following dividends per share:

    December 10, 2002 to shareholders of record November 25, 2002      $  .25
    March 10, 2003 to shareholders of record February 25, 2003            .25
    June 10, 2003 to shareholders of record May 25, 2003                  .25
    September 10, 2003 to shareholders of record August 25, 2003          .25
                                                                       ------

    Total                                                              $ 1.00
                                                                       ======

The Fund paid a dividend of $.38 per share on December 10, 2003 to shareholders of record November 25, 2002.

Schedule I is a listing of all the Fund's diversified securities at October 31, 2003, with a total market value of $127,056,406.

It is our intent to render reports to shareholders each six months.

Paul H. Broyhill, President                     M. Hunt Broyhill, Vice President

                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

                         FEDERAL INCOME TAX INFORMATION

We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (October 31, 2003) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that during the year ended October 31, 2003, the Fund paid distributions to its shareholders totaling $1.00 per share, comprised of $0.93 per share ordinary income and short term capital gains which are taxable as ordinary income, and $0.07 per share long term capital gains which are taxable as such. The shareholders are furnished a Form 1099 in January of each year, which details the federal tax status of dividends paid by the Fund during the calendar year. There were no undistributed capital gains during the fiscal year.

                         SUPPLEMENTAL PROXY INFORMATION
                       2003 ANNUAL MEETING OF SHAREHOLDERS

      The Annual Meeting of Shareholders of BMC Fund, Inc. was held on July 26, 2003 at Hound Ears Club, Blowing Rock, North Carolina. The meeting was held for the following purposes:

1.    To elect the following 10 directors to serve as follows:

      Director                                         Term             Expiring

      James T. Broyhill                               1 year              2004
      Paul H. Broyhill                                1 year              2004
      William E. Cooper                               1 year              2004
      Lawrence Z. Crockett                            1 year              2004
      Jan E. Gordon                                   1 year              2004
      Allene B. Heilman                               1 year              2004
      Gene A. Hoots                                   1 year              2004
      Michael G. Landry                               1 year              2004
      John S. Little                                  1 year              2004
      L. Glenn Orr, Jr.                               1 year              2004

2.    To vote upon such other business as may come before the meeting.

The results of the proxy solicitation on the above matters were as follows:

                                      Votes              Votes
     Director                          For             Withheld      Abstentions

     James T. Broyhill              4,802,767           130,514          --
     Paul H. Broyhill               4,802,767           130,514          --
     William E. Cooper              4,802,767           130,514          --
     Lawrence Z. Crockett           4,802,767           130,514          --
     Jan E. Gordon                  4,802,767           130,514          --
     Allene B. Heilman              4,802,767           130,514          --
     Gene A. Hoots                  4,802,767           130,514          --
     Michael G. Landry              4,802,767           130,514          --
     John S. Little                 4,802,767           130,514          --
     L. Glenn Orr, Jr.              4,802,767           130,514          --

There was no other business voted upon at the Annual Meeting of Shareholders.

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, President, Michael G. Landry, Vice President and Chief Investment Officer, and M. Hunt Broyhill, Vice President, are primarily responsible for the day-to-day management of the Company's portfolio. Mr. Paul Broyhill has had such responsibility since the inception of the Fund. Messrs. Landry and Hunt Broyhill have had such responsibility since 2001. Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years. In addition, portions of the Company's portfolio were managed by W. H. Reaves & Co., Inc. ("Reaves & Co.") until September 30, 2003, when the investment advisory agreement with Reaves was terminated. Reaves was responsible for approximately $6.0 million of the Fund's portfolio at September 30, 2003. William H. Reaves, who is the Chief Investment Officer of Reaves & Co., was the portfolio manager responsible for the portion of the Company's portfolio managed by Reaves & Co. Mr. Reaves has held his current position with Reaves & Co. for more than five years.

                                     [LOGO]
                               DIXON ODOM PLLC(TM)
                  Certified Public Accountants and Consultants

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and
Shareholders of BMC Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BMC Fund, Inc. (the "Company"), including the schedules of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2003 and the seven months ended October 31, 2002, and the financial highlights for the year ended October 31, 2003, the seven months ended October 31, 2002 and the years ended March 31, 2002 and 2001. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the seven years in the period ended March 31, 2000 were audited by other auditors whose report dated May 19, 2000 expressed an unqualified opinion on the financial highlights for those seven years.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements for the year ended October 31, 2003 and the seven months ended October 31, 2002 and the financial highlights for the year ended October 31, 2003, the seven months ended October 31, 2002 and the years ended March 31, 2002 and 2001 referred to above present fairly, in all material respects, the financial position of BMC Fund, Inc. as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for the year ended October 31, 2003 and the seven months ended October 31, 2002, and the financial highlights for the year ended October 31, 2003, the seven months ended October 31, 2002 and the years ended March 31, 2002 and 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/ Dixon Odom PLLC

December 11, 2003
Charlotte, North Carolina

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003
--------------------------------------------------------------------------------

ASSETS AT MARKET VALUE:
       Investment securities (cost - $117,112,200)                                        $127,056,406
       Investments in affiliates - wholly owned subsidiaries (equity value $22,353,412)     24,721,172
       Investment in real estate (cost - $145,226)                                             350,000
       Cash and short-term investments                                                       1,468,517
       Receivables, principally accrued interest                                               436,852
       Other assets                                                                             16,665
                                                                                          ------------

       Total assets                                                                        154,049,612
                                                                                          ------------

LIABILITIES:
       Notes payable                                                                        10,000,000
       Payable to broker                                                                        70,672
       Accounts payable and accrued expenses                                                    69,058
                                                                                          ------------

Total liabilities                                                                           10,139,730
                                                                                          ------------

NET ASSETS AT OCTOBER 31, 2003 - EQUIVALENT TO $29.17 PER
       SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING                              $143,909,882
                                                                                          ============

SUMMARY OF SHAREHOLDERS' EQUITY:
       Common stock, par value $5.00 per share - authorized 70,000,000 shares;
       outstanding, 4,933,281 shares                                                      $ 24,666,405
       Retained earnings prior to becoming investment company                               92,939,370
       Undistributed net investment income                                                   8,592,653
       Undistributed nontaxable gain                                                         5,194,714
       Unrealized appreciation of investments                                               12,516,740
                                                                                          ------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                                         $143,909,882
                                                                                          ============

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Year Ended October 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Income:
     Interest-corporate bonds                                        $   999,266
     Other interest and dividends                                      3,113,431
     Equity in earnings of wholly-owned subsidiaries                   1,546,051
                                                                     -----------

     Total income                                                      5,658,748
                                                                     -----------

Expenses:
     Legal and professional fees                                         110,714
     Directors' fees (Note 3)                                             37,000
     Interest expense                                                    256,826
     Bank service charges                                                 33,270
     Investment expense                                                   59,868
     Salaries                                                            270,879
     Property and liability insurance                                     23,484
     Depreciation expense                                                  1,798
     Taxes and licenses                                                   64,999
     Rent                                                                 14,100
     Office supplies and expense                                          20,193
     Dues and subscriptions                                               15,949
     Travel and entertainment                                             58,918
                                                                     -----------

     Total expenses                                                      967,998
                                                                     -----------

     Investment income, net                                            4,690,750
                                                                     -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investment securities sold                          2,696,356
Change in unrealized appreciation of investments for the period       15,859,911
                                                                     -----------

     Net gain on investments                                          18,556,267
                                                                     -----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                      $23,247,017
                                                                     ===========

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 2003 and Seven Months Ended October 31, 2002
--------------------------------------------------------------------------------

                                                                                  2003              2002
                                                                              -------------    -------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
    Investment income, net                                                    $   4,690,750    $   2,923,649
    Realized gain from investment securities sold                                 2,696,356          326,548
    Change in unrealized appreciation of investment
      for the period                                                             15,859,911      (17,357,372)
                                                                              -------------    -------------

    Net increase (decrease) in net assets resulting
            from operations                                                      23,247,017      (14,107,175)

Distributions to shareholders from:
    Net realized gain on investment securities                                   (2,696,356)        (326,548)
    Net investment income                                                        (2,236,925)      (2,781,419)
                                                                              -------------    -------------

TOTAL (INCREASE) DECREASE IN NET ASSETS                                          18,313,736      (17,215,142)

NET ASSETS AT BEGINNING OF PERIOD                                               125,596,146      142,811,288
                                                                              -------------    -------------

NET ASSETS AT END OF PERIOD (Including undistributed net investment income:
    10/31/03 - $8,592,653; 10/31/02 - $6,138,828)                             $ 143,909,882    $ 125,596,146
                                                                              =============    =============

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2003
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

            The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company's Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the securities existed, and these differences could be material.

            The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

            The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2003
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

      E. Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    LINE OF CREDIT

      On September 25, 2000 (modified on October 20, 2000 and renewed October 14, 2003), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of October 31, 2003, the Company had borrowings of $10,000,000 from this line of credit, which expires on July 31, 2004

3.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended. Each such independent director is paid an additional $1,000 for each day attending a committee meeting other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

4.    CHANGE OF FISCAL YEAR

      The Company changed its fiscal year from March 31 to October 31, beginning with the seven month period ending October 31, 2002. The change was made to facilitate the annual calculation of capital gains that must be paid by each December 31 for the preceding twelve month period ending October 31.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Year Ended October 31, 2003, Seven Month Period Ended October 31, 2002, and Each of the Nine Years in the Period Ended March 31, 2002
--------------------------------------------------------------------------------

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the year ended October 31, 2003, the seven month period ended October 31, 2002, and each of the nine years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

                                                         Seven Months
                                                            Ended
PER SHARE OPERATING                                      October 31,
   PERFORMANCE                                  2003         2002           2002          2001          2000         1999
                                             ---------   ------------    ---------     ---------     ---------    ---------

Net asset value, beginning of period         $   25.46    $   28.95      $   29.44     $   31.84     $   29.01    $   30.55
                                             ---------    ---------      ---------     ---------     ---------    ---------
   Net investment income                          0.95         0.59           1.13          1.31          2.11         1.04
   Net gains (losses) on investments              3.76        (3.45)         (0.30)        (2.13)         2.11        (0.16)
                                             ---------    ---------      ---------     ---------     ---------    ---------
Total from investment operations                  4.71        (2.86)          0.83         (0.82)         4.22         0.88
                                             ---------    ---------      ---------     ---------     ---------    ---------
Less distributions:
   Dividends from net investment income           0.45         0.56           0.84          1.58          1.10         1.49
   Distributions from capital gains               0.55         0.07           0.48            --          0.29         0.93
                                             ---------    ---------      ---------     ---------     ---------    ---------
Total distributions                               1.00         0.63           1.32          1.58          1.39         2.42
                                             ---------    ---------      ---------     ---------     ---------    ---------
Net asset value, end of period               $   29.17    $   25.46      $   28.95     $   29.44     $   31.84    $   29.01
                                             =========    =========      =========     =========     =========    =========

Per share market value, end of period(1)     $   26.00    $   26.00      $   26.00     $   26.00     $   26.00    $   26.00
                                             =========    =========      =========     =========     =========    =========

TOTAL INVESTMENT RETURN(2)                       18.12%      (18.85)%*        3.20%        (3.15)%       16.23%        3.38%
                                             =========    =========      =========     =========     =========    =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $ 143,910    $ 125,596      $ 142,811     $ 145,221     $ 157,057    $ 143,092
Ratio of expenses to average net assets(3)        0.73%        0.71%*         0.62%         0.49%         0.40%        0.32%
Ratio of net investment income to
   average net assets(3)                          3.52%        3.78%*         3.91%         4.23%         6.99%        3.50%
Portfolio turnover rate                          52.51%       31.95%         67.18%        33.65%        94.21%       80.17%

PER SHARE OPERATING
   PERFORMANCE                                  1998         1997         1996         1995         1994
                                             ---------    ---------    ---------    ---------    ---------

Net asset value, beginning of period         $   29.33    $   29.40    $   28.23    $   28.02    $   28.59
                                             ---------    ---------    ---------    ---------    ---------
   Net investment income                          1.26         1.29         1.22         1.28         1.30
   Net gains (losses) on investments              1.95         0.54         1.69         0.46        (0.46)
                                             ---------    ---------    ---------    ---------    ---------
Total from investment operations                  3.21         1.83         2.91         1.74         0.84
                                             ---------    ---------    ---------    ---------    ---------
Less distributions:
   Dividends from net investment income           1.14         1.16         1.05         1.20         1.21
   Distributions from capital gains               0.85         0.74         0.69         0.33         0.20
                                             ---------    ---------    ---------    ---------    ---------
Total distributions                               1.99         1.90         1.74         1.53         1.41
                                             ---------    ---------    ---------    ---------    ---------
Net asset value, end of period               $   30.55    $   29.33    $   29.40    $   28.23    $   28.02
                                             =========    =========    =========    =========    =========

Per share market value, end of period(1)     $   26.00          N/A    $   26.00    $   26.00          N/A
                                             =========    =========    =========    =========    =========

TOTAL INVESTMENT RETURN(2)                       12.33%        7.05%       11.17%        6.68%        3.25%
                                             =========    =========    =========    =========    =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $ 150,705    $ 144,702    $ 145,036    $ 139,248    $ 138,230
Ratio of expenses to average net assets(3)        0.27%        0.27%        0.29%        0.30%        0.30%
Ratio of net investment income to
   average net assets(3)                          4.18%        4.39%        4.21%        4.55%        4.60%
Portfolio turnover rate                          26.98%       31.23%       21.75%       32.29%       22.48%

(1) Unaudited - Based on stock trades, which are very limited, during that year.

(2) Unaudited - Computed as follows: income from investment operations divided by per share market value.

(3)   Average is computed on a quarterly basis.

*     Annualized

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
October 31, 2003
--------------------------------------------------------------------------------

                                           Coupon                                                Percent
                                          Interest    Maturity     Maturity         Market       of Net
Debt Issuer                                 Rate        Date        Value           Value        Assets

CORPORATE BONDS:
GENERAL MTRS ACCEP CORP                    5.750%     11/10/03      $ 200,000      $ 200,119
CCB FINL CORP                              6.750%     12/01/03        605,000        607,277
EASTMAN CHEM CO                            6.375%     01/15/04      1,000,000      1,008,070
OAKWOOD HOMES CORP                         7.875%     03/01/04      1,000,000        415,000
HERTZ CORP                                 7.000%     07/01/04      1,000,000      1,019,665
HILTON HOTELS CORP                         7.000%     07/15/04        430,000        441,287
TEXTRON INC                                6.375%     07/15/04        200,000        206,798
ALBERTSONS INC                             6.550%     08/01/04        150,000        154,546
CATERPILLAR FINL SVCS CORP                 6.875%     08/01/04        200,000        207,952
DUKE CAP CORP                              7.250%     10/01/04        400,000        416,288
DU PONT E I DE NEMOURS & C                 6.750%     10/15/04        200,000        209,866
ELECTRONIC DATA SYS CORP                   6.850%     10/15/04        200,000        207,000
TARGET CORP                                7.500%     02/15/05        200,000        214,282
UNITED DOMINION RLTY TR MT                 7.730%     04/05/05      1,000,000      1,067,384
RITE AID CORP                              7.625%     04/15/05      1,000,000      1,012,500
NATIONAL CITY CORP                         7.200%     05/15/05        200,000        215,253
RYDER SYS INC                              6.500%     05/15/05        725,000        765,827
CBS CORP                                   7.150%     05/20/05        300,000        323,606
PHILLIPS PETE CO                           8.500%     05/25/05         50,000         54,986
COX COMMUNICATIONS INC NEW                 6.875%     06/15/05        300,000        322,212
ENRON CORP1                                6.750%     07/01/05        300,000             --
WORLDCOM INC GA1                           6.400%     08/15/05        200,000         73,500
SPRINT CAP CORP                            7.125%     01/30/06         80,000         86,495
FORD MOTOR CR CO                           6.875%     02/01/06         95,000         99,426
PAINE WEBBER GROUP INC                     6.750%     02/01/06        800,000        878,357
PHILIP MORRIS COS INC                      6.375%     02/01/06      1,000,000      1,039,578
PROGRESS ENERGY INC                        6.750%     03/01/06        100,000        108,821
FEDERAL RLTY INVT TR MTN                   6.990%     03/10/06        500,000        537,097
CONTINENTAL CABLEVISION IN                 8.300%     05/15/06        300,000        335,949
KEYCORP NEW                                7.500%     06/15/06        500,000        560,606
AVALON BAY CMNTYS INC                      6.800%     07/15/06        500,000        549,750
TIME WARNER INC                            8.110%     08/15/06        150,000        168,955
BANK OF AMERICA CORPORATION                7.125%     09/15/06        200,000        223,762
FIRST NATL BK BOSTON MASS                  7.375%     09/15/06        500,000        562,233
SEAGRAM LTD                                8.350%     11/15/06        590,000        649,000
UNITED DOMINION REALTY TR                  7.250%     01/15/07        500,000        538,177
NORFOLK SOUTHERN CORP                      7.350%     05/15/07        150,000        170,153
TELUS CORP                                 7.500%     06/01/07         60,000         66,634
OWENS CORNING(1)                           7.700%     05/01/08        660,000        283,800
                                                                 ------------   ------------

TOTAL INVESTMENTS IN CORPORATE BONDS                             $ 16,545,000   $ 16,002,211      11.12%
                                                                 ============   ============      =====

(1)   In default

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                         Percent
                                   Shares                      Market    of Net
Company Name                        Held         Cost          Value     Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCO       140,000.00  $   639,718   $   844,200
ABERDEEN GLOBAL INCOME FUND       25,000.00      328,281       340,500
COLUMBIA HIGH YIELD FUND         118,764.85    1,000,000     1,030,879
FEDERATED ADJ RATE SEC INS        21,194.72      204,104       203,257
FEDERATED HIGH YIELD SH BE       174,877.77    1,005,634     1,037,025
ING PRIME RATE TR SH BEN I       134,600.00      913,390     1,002,770
NICHOLAS INCOME FUND             473,933.65    1,000,000     1,023,697
NORTHEAST INVS TR SH BEN I       142,916.46    1,017,442     1,047,578
PIMCO FUNDS PAC INVT HIGH YIELD  107,018.39    1,004,934     1,019,885
PIMCO STRATEGIC GLOBAL GOV COM    20,000.00      237,165       242,000
TEMPLETON GLOBAL INCM COM         97,000.00      711,346       846,810
VAN KAMPEN SR INCM TR COM        130,000.00      935,797     1,040,000
VANGUARD BD INDEX FD COM               0.07            1             1
VANGUARD BD INDEX FD TTL B        98,716.68    1,000,000     1,013,820
                                             -----------   -----------
   TOTAL BOND MUTUAL FUNDS                   $ 9,997,812   $10,692,422    7.43%
                                             ===========   ===========    ====

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                         Percent
                                              Shares                        Market       of Net
Company Name                                   Held          Cost           Value        Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
ABERDEEN AUSTRALIA EQT COM                   98,100.00   $    611,441   $    824,040
ARBITRAGE FUNDS SHS                          14,788.17        185,000        190,620
ARIEL GROWTH FD CALV ARIEL                    3,632.90        145,448        149,821
BUILDERS INDEX FUNDS TR ASIA 50               4,000.00        244,960        242,120
BUILDERS INDEX FUNDS TR EMERGING MKTS         4,000.00        280,060        280,640
BRANDYWINE FUND INC COM                      10,053.62        225,000        232,138
CITIGROUP INVTS LN FUND COM                   5,000.00         70,000         74,650
CORNERCAP SMALL CAP VALUE FUND               39,782.98        427,671        517,179
DIAMONDS TR UNIT SER 1                          600.00         51,126         58,818
DODGE & COX STK FD COM                        1,569.95        164,147        167,404
FPA FUNDS FPA CRESCENT                       10,957.16        194,065        229,991
GERMANY FD INC COM                           12,000.00         89,229         81,480
GMO TR FOREIGN II                            63,902.32        661,348        755,325
GMO TR INTL INT VL II                        19,384.40        362,935        416,958
GMO TR REIT FD CL III                        46,391.94        521,798        601,704
GMO TR SML CP VAL III                        22,484.36        288,169        311,184
GMO TR VALUE III                             33,419.15        254,197        277,713
HARRIS ASSOC INVT TR OAKMA                    2,715.45        100,302         96,290
I SHARES INC MSCI HONG KONG                  10,000.00        101,260        100,500
I SHARES INC MSCI JAPAN                      12,000.00        105,240        110,880
I SHARES TR DJ CON NON CYCL                   4,000.00        187,140        182,880
I SHARES TR DJ US HEALTHCR                    3,000.00        167,860        159,990
I SHARES TR DJ US UTILITIES                   2,000.00        102,740        108,740
I SHARES TR MSCI EAFE IDX                     4,200.00        520,186        523,320
I SHARES TR MSCI EMERGING MARKETS             3,000.00        393,810        445,230
I SHARES TR RUSL 2000 VALU                    2,500.00        270,675        375,250
I SHARES TR RUSSELL 2000 INDEX                1,000.00         88,420        105,500
I SHARES TR S&P MIDCAP 400                    1,450.00        144,286        159,645
I SHARES TR S&P MIDCP GROW                    2,000.00        216,050        232,000
I SHARES TR S&P SMLCP VALU                    3,000.00        261,860        282,750
MATTHEWS INTL FUNDS ASIAN GROWTH FD          19,058.00        250,000        251,375
MERGER FD SH BEN INT                          6,922.01        101,383        103,622
MERIDIAN FD INC VALUE FD                      4,504.73        148,000        158,116
MEXICO FD INC COM                            22,226.00        396,399        341,391
MORGAN STANLEY D WITTER ASIA COM             36,000.00        342,626        375,480
NASDAQ 100 TR UNIT SER 1                     37,700.00      1,242,750      1,326,286
NEW IRELAND FUND INC                         15,000.00        159,440        207,150
OIL SVC HOLDERS TR                            3,500.00        204,925        196,630
PBHG FDS INC MID CAP VAL                     11,461.14        172,000        183,951
PHARMACEUTICAL HLDR TR DEP                    3,500.00        302,000        258,720
REGIONAL BK HOLDRS TR DEPO                    1,400.00        163,553        177,030
ROWE T PRICE CAP APPRE SH                    10,519.70        155,179        175,363
ROWER T PRICE INTL FDS NEW                   14,666.67        110,000        119,387

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                         Percent
                                              Shares                        Market       of Net
Company Name                                   Held          Cost           Value        Assets

ROYCE FD LOW PRICED                           4,805.96   $     60,096   $     63,150
ROYCE FD TOTAL RETURN                        24,913.68        239,092        253,621
ROYCE VALUE TR INC COM                       17,734.00        283,530        299,705
SECTOR SPDR TR SBI INT-ENERGY                10,000.00        288,600        242,800
SECTOR SPDR TR SBI INT-TECH                   5,000.00         78,650         98,100
SECTOR SPDR TR SBI INT-UTIL                  11,000.00        264,940        242,550
SELECTED AMERICAN SHS INC COM                 5,108.99        150,000        158,583
SEMICONDUCTOR HLDRS TR DEP                    9,000.00        242,400        374,850
SPAIN FD COM                                 25,200.00        214,302        239,652
SPDR TR UNIT SER 1                           13,500.00      1,441,388      1,421,550
SWISS HELVETIA FD INC COM                    24,246.00        274,783        284,406
TAIWAN FUND INC COM                          10,000.00         82,878        120,000
TEMPLETON DRAGON FD COM                      37,000.00        405,009        579,420
TWEEDY BROWNE FD INC GLOBA                    7,824.63        153,542        146,555
VANGUARD HORIZON FD CAP OP                    4,472.38        100,058        108,589
VANGUARD HORIZON FD STRATE                    6,935.60        106,714        123,870
VANGUARD INDEX TR SML CP V                   10,224.95        100,000        110,123
VANGUARD SPECIALIZED PRECIOUS                10,511.79        104,950        163,038
VANGUARD SPECIALIZED REIT                    10,131.48        131,600        145,589
VANGUARD WHITEHALL FDS SEL                    9,844.33        142,314        138,805
VANGUARD WORLD FD INTL GR                     6,007.50        253,811        287,880
WASATCH ADVISORS FDS CORE                     6,206.11        210,777        223,792
WASATCH ADVISORS FDS MICRO                   24,525.00        147,000        171,920
                                                         ------------   -----------
   TOTAL STOCK MUTUAL FUNDS                                16,661,112     18,167,809      12.62%
                                                         ------------   ------------      -----

TOTAL INVESTMENTS IN MUTUAL FUNDS                        $ 26,658,924   $ 28,860,231      20.05%
                                                         ============   ============      =====

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                 Market      Percent of
Company Name                                      Cost           Value       Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ASSET ALLIANCE BARCLAY CTA INDEX FUND, LP     $ 3,000,000     $ 3,000,000
INSTITUTIONAL BENCHMARKS SERIES LLC:
   -CONVERTIBLE HEDGE SERIES                    1,620,000       1,959,344
   -DISTRESSED SECURITIES SERIES                2,400,000       2,730,192
   -EVENT DRIVEN MULTI-STRATEGY SERIES          2,140,000       2,308,884
   -EQUITY MARKET NEUTRAL                       1,240,000       1,085,819
   -MERGER ARBITRAGE SERIES                     1,600,000       1,689,493
JMG CAPITAL PARTNERS LP                         1,000,000       2,203,080
MARINER PARTNERS, LP                              750,000       1,237,730
STARK INVESTMENTS LP                            1,000,000       2,009,381
WALNUT INVESTMENT PARTNERS LP                     191,525         191,525
                                              -----------     -----------
                                               14,941,525      18,415,448      12.80%
                                              -----------     -----------      -----

OTHER INVESTMENTS:

 "SERVES "CERTIFICATES-BANK OF AMERICA            500,000         360,000       0.25%
                                              -----------     -----------      -----

VENTURE CAPITAL:
LEARNINGSTATION.COM                               500,000         300,000
PIEDMONT VENTURE PARTNERS                          97,333           9,733
PIEDMONT VENTURE PARTNERS II LP                   239,864          23,986
                                              -----------     -----------
                                                  837,197         333,719       0.23%
                                              -----------     -----------      -----

TOTAL OTHER INVESTMENTS                       $16,278,722     $19,109,167      13.28%
                                              ===========     ===========      =====

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                                                    Percent
Sectors and                            Shares                                                         Market        of Net
Industries                              Held         Company Name                    Cost             Value         Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Apparel & Accessories                   3,500   ABERCROMBIE & FITCH CO           $     98,840      $     99,750
                                        3,500   CHICOS FASHIONS INC COM               105,982           119,340
                                        3,000   CLAIRE'S STORES INC COM               108,508           116,100
                                                                                 ------------      ------------
                                                                                      313,330           335,190
                                                                                 ------------      ------------

Auto Parts & Equipment                  4,500   AUTOZINE INC COM                      407,101           432,450
                                       56,300   DELPHI AUTO SYS CORP COM              494,537           501,070
                                                                                 ------------      ------------
                                                                                      901,638           933,520
                                                                                 ------------      ------------

Broadcasting & Cable TV                10,000   FOX ENTMT GROUP INC CL A              260,543           277,000
                                        8,000   LIBERTY MEDIA CORP NEW COM             95,290            80,720
                                        5,000   XM SATELLITE RADIO HLD COM             68,020            74,750
                                                                                 ------------      ------------
                                                                                      423,853           432,470
                                                                                 ------------      ------------

Casinos & Gaming                        2,500   MULTIMEDIA GAMES INC COM               94,063            94,025
                                                                                 ------------      ------------

Computer
& Electronics Retail                    2,500   BEST BUY INC COM                      113,555           145,775
                                                                                 ------------      ------------

Department Stores                       8,100   SEARS ROEBUCK & CO COM                287,314           426,303
                                                                                 ------------      ------------

Homebuilding                            1,700   PULTE HOMES INC COM                   138,557           147,067
                                                                                 ------------      ------------

Home Improvement Retail                 2,700   LOWES COS INC COM                     123,023           159,111
                                                                                 ------------      ------------

Household Appliances                    3,500   RENT A CENTER INC NEW COM             110,699           109,235
                                                                                 ------------      ------------

Housewares & Specialties               50,000   WATERFORD WEDGWOOD                    179,499           177,500
                                                                                 ------------      ------------

Leisure Products                      150,600   HEAD N V NY REGISTRY SH               378,412           347,886
                                                                                 ------------      ------------

Movies & Entertainment                  6,000   NETFLIX COM INC                        78,650           343,800
                                                                                 ------------      ------------

Restaurants                             3,000   CBRL GROUP INC COM                    109,484           116,310
                                       27,800   MCDONALDS CORP COM                    627,228           695,000
                                                                                 ------------      ------------
                                                                                      736,712           811,310
                                                                                 ------------      ------------

Specialty Stores                        3,000   STAPLES INC COM                        67,110            80,160
                                                                                 ------------      ------------

   TOTAL CONSUMER DISCRETIONARY                                                     3,946,415         4,543,352      3.16%
                                                                                 ------------      ------------     -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                                                    Percent
Sectors and                            Shares                                                         Market        of Net
Industries                              Held         Company Name                    Cost             Value         Assets

CONSUMER STAPLES
Agricultural products                  30,000   CONAGRA FOODS INC COM            $    678,370      $    715,200
                                        4,500   IDEXX LABS INC COM                    186,371           207,350
                                                                                 ------------      ------------
                                                                                      864,741           922,550
                                                                                 ------------      ------------

Brewers                                 4,500   CONSTELLATION BRANDS CL A             128,060           141,165
                                                                                 ------------      ------------

Drug: Retail                           23,000   CVS CORP COM                          643,820           809,140
                                                                                 ------------      ------------

Food: Retail                           27,400   ALBERTSONS INC COM                    696,791           555,946
                                       25,968   KONINKLIJKE AHOLD N V SPON            472,807           219,949
                                        2,500   KROGER CO COM                          45,595            43,725
                                                                                 ------------      ------------
                                                                                    1,215,193           819,620
                                                                                 ------------      ------------

Food Distributors                      12,300   NESTLE S A SPONSORED ADR              201,834           677,004
                                                                                 ------------      ------------

Household Products                      2,000   LANCASTER COLONY CORP COM              80,579            79,420
                                                                                 ------------      ------------

Packaged Foods                          5,000   CADBURY SCHWEPPES PLC ADR             120,200           130,000
                                       33,421   DEL MONTE FOODS CO COM                293,012           317,834
                                       11,900   HEINZ J H CO COM                      399,291           420,427
                                                                                 ------------      ------------
                                                                                      812,503           868,261
                                                                                 ------------      ------------

Personal Products                       2,000   KIMBERLY CLARK CORP COM               105,552           105,620
                                                                                 ------------      ------------

Soft Drinks                             5,000   PEPSICO INC COM                       180,006           239,100
                                                                                 ------------      ------------

   TOTAL CONSUMER STAPLES                                                           4,232,288         4,661,880      3.24%
                                                                                 ------------      ------------     -----

ENERGY
Integrated Oil & Gas                    7,300   BP PLC SPONSORED ADR                  352,450           309,374
                                        4,400   CHEVRONTEXACO CORP COM                319,718           326,920
                                       12,646   CONOCOPHILLIPS COM                    709,984           722,719
                                       19,104   EXXON MOBIL CORP COM                  445,938           698,374
                                        1,700   IMPERIAL OIL LTD COM NEW               47,853            67,609
                                       17,000   PETROCHINA CO LTD SPONSORE            341,060           618,800
                                       14,200   ROYAL DUTCH PETE CO NY REG            744,041           630,196
                                       16,200   SHELL TRANS&TRAD PLC NEW Y            663,410           618,192
                                        6,000   TOTAL FINA S A SPONSORED A            444,924           468,420
                                                                                 ------------      ------------
                                                                                    4,069,378         4,460,604
                                                                                 ------------      ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                                                    Percent
Sectors and                            Shares                                                         Market        of Net
Industries                              Held         Company Name                    Cost             Value         Assets


Oil & Gas Exploration                     800   ANADARKO PETE CORP COM           $     35,106      $     34,896
                                        1,500   APACHE CORP COM                       101,415           104,580
                                        2,500   DEVON ENERGY CORP NEW COM             124,322           121,250
                                        3,000   ENCANA CORP COM                       111,538           103,110
                                          500   ENERGEN CORP COM                       16,300            18,435
                                       38,000   ENERPLUS RES FD UNIT TR G             596,050         1,028,280
                                                                                 ------------      ------------
                                                                                      984,731         1,410,551
                                                                                 ------------      ------------

Oil & Gas Drilling                      3,500   BAKER HUGHES INC COM                  115,185            98,910
                                                                                 ------------      ------------

Oil & Gas
Equipment & Services                   14,000   GULFTERRA ENERGY PRTNR COM            470,956           546,140
                                                                                 ------------      ------------

Oil & Gas Refining                     23,600   ASHLAND INC COM                       683,939           878,864
& Marketing                            10,000   CHINA PETE & CHEM CORP                307,659           327,900
                                        5,000   VALERO ENERGY CORP NEW COM            184,539           213,500
                                                                                 ------------      ------------
                                                                                    1,176,137         1,420,264

Pipeline                                8,200   BUCKEYE PARTNERS L P UNIT             265,823           354,486
                                        4,450   CHESAPEAKE UTILS CORP COM              72,150           108,491
                                        5,000   KANEB PIPE LINE PARTNR SR             206,491           232,900
                                       13,000   KINDER MORGAN ENERGY UT LT            453,576           556,920
                                        4,000   NORTHERN BORDER PARTNR UNI            174,367           159,400
                                       30,500   ONEOK INC NEW COM                     565,364           606,645
                                       19,500   TEPPCO PARTNERS L P UT LTD            582,467           735,150
                                                                                 ------------      ------------
                                                                                    2,320,238         2,753,992
                                                                                 ------------      ------------

   TOTAL ENERGY                                                                     9,136,625        10,690,461      7.43%
                                                                                 ------------      ------------     -----

FINANCIALS
Banks                                  20,136   ABN AMRO HOLDINGS ADR                 306,653           422,252
                                       12,900   AMSOUTH BANCORPORATION COM            235,099           304,698
                                        6,000   BANCO SANTANDER CENTRAL HI             51,020            57,180
                                        7,100   BB&T CORP COM                         233,022           274,557
                                        9,550   COMERICA INC COM                      474,886           491,634
                                        3,750   FIRST BANCORP P R COM                  84,551           124,875
                                        3,000   FLEETBOSTON FINL CORP COM             120,840           121,170
                                        1,000   GOLDEN WEST FINL DEL COM               60,520           100,430
                                        3,000   INDYMAC BANCORP INC COM                76,216            88,200
                                       13,700   US BANCORP DEL COM NEW                232,933           372,914
                                       22,300   WASHINGTON MUT INC COM                785,598           975,625
                                        2,000   WELLS FARGO & CO DEL COM               83,119           112,640
                                                                                 ------------      ------------
                                                                                    2,744,457         3,446,175
                                                                                 ------------      ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                                                    Percent
Sectors and                            Shares                                                         Market        of Net
Industries                              Held         Company Name                    Cost             Value         Assets

Consumer Finance                       24,000   ANNALY MTG MGMT INC COM          $    468,350      $    392,160
                                       15,000   ANWORTH MORTGAGE ASSET COM            175,340           210,600
                                        2,000   CAPITAL ONE FINL CORP COM             108,900           117,000
                                        2,500   RADIAN GROUP INC COM                   93,125           132,250
                                        4,000   THORNBURG MTG INC COM                  97,370           109,000
                                                                                 ------------      ------------
                                                                                      943,085           961,010
                                                                                 ------------      ------------

Diversified Financial                  16,300   ALLIANCE CAP MGMT HLDGS               560,954           547,191
Services                               19,400   ALLIED CAP CORP COM                   434,984           482,090
                                        2,500   CHICAGO MERCANTILE HLDG               173,270           169,875
                                       10,133   CITIGROUP INC COM                     390,531           480,304
                                        4,000   DORAL FINANCIAL CORP COM              168,430           194,800
                                        6,000   FIRST AMERN CORP CALIF COM            148,868           171,900
                                       10,950   FRIEDMAN BILLINGS RMSY                 99,000           218,124
                                        3,055   HSBC HLDGS PLC SPON ADR NE            170,984           229,339
                                       19,192   ING GROEP N V SPONSORED AD            492,390           399,961
                                        2,000   MOODYS CORP COM                       104,020           115,660
                                        3,500   NATIONAL COMMERCE FINANCIAL            81,260            96,145
                                        2,000   SLM CORP COM                           75,980            77,220
                                                                                 ------------      ------------
                                                                                    2,900,671         3,182,609
                                                                                 ------------      ------------

Insurance                              37,803   AEGON N V ORD AMER REG                621,548           495,975
                                       29,300   AXA SPONSORED ADR                     516,393           556,700
                                                                                 ------------      ------------
                                                                                    1,137,941         1,052,675

Insurance Brokers                       6,000   AFLAC INC COM                         172,080           218,880
                                                                                 ------------      ------------

Multi Line Insurance                    1,800   AMERICAN INTL GROUP COM               140,148           109,494
                                       11,000   CIGNA CORP COM                        626,182           627,550
                                        1,500   EVEREST REINS GROUP LTD COM           115,717           124,425
                                                                                 ------------      ------------
                                                                                      882,047           861,469
                                                                                 ------------      ------------

REITs                                   1,000   AVALONBAY CMNTYS INC COM               50,490            45,670
                                        4,000   BOSTON PROPERTIES INC COM             147,670           177,000
                                        6,700   BRE PROPERTIES INC CL A               157,948           216,745
                                       10,000   DUKE WEEKS REALTY CORP COM            237,400           292,800
                                        5,500   EQUITY RESIDENT PPTYS SH B            145,795           160,875
                                       10,000   GETTY REALTY CORP NEW COM             185,058           247,500
                                        6,000   HEALTH CARE REIT INC COM              157,400           198,900
                                        6,600   HOSPITALITY PPTYS TR COM S            158,067           242,022
                                       25,000   HRPT PROPERTIES TRUST                 212,511           234,000
                                        7,300   KILROY RLTY CORP COM                  152,564           210,970

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                                                    Percent
Sectors and                            Shares                                                         Market        of Net
Industries                              Held         Company Name                    Cost             Value         Assets

                                        5,100   KIMCO REALTY CORP COM            $    124,448      $    212,466
                                        5,000   MILLS CORP COM                        141,180           204,000
                                        7,000   PROLOGIS TR SH BEN INT                194,970           206,780
                                        6,000   PUBLIC STORAGE INC COM                208,890           240,000
                                        4,800   SIMON PPTY GROUP NEW COM              130,092           216,384
                                        6,000   SOVRAN SELF STORAGE COM               137,595           203,100
                                        4,000   VORNADO REALTY TR SH BEN INT          144,772           202,200
                                        5,000   W P CAREY & CO LLC COM                114,600           161,750
                                        3,000   WEINGARTEN REALTY INVS SH             135,682           129,810
                                                                                 ------------      ------------
                                                                                    2,937,132         3,802,972
                                                                                 ------------      ------------

   TOTAL FINANCIALS                                                                11,717,413        13,525,790      9.40%
                                                                                 ------------      ------------     -----

HEALTH CARE
Biotechnology                           4,000   AMGEN INC COM                         230,000           247,040
                                        2,000   BECKMAN COULTER INC COM                92,274            99,300
                                                                                 ------------      ------------
                                                                                      322,274           346,340
                                                                                 ------------      ------------

Health Care Distributors                2,500   AMERICAN HEALTHWAYS COM                46,175            97,500
& Services                             10,000   APRIA HEALTHCARE GROUP COM            234,717           290,000
                                        7,500   CARDINAL HEALTH INC COM               453,719           445,050
                                        7,900   DYNACQ INTL INC COM                   111,391           132,246
                                        3,000   FIRST HEALTH GROUP CP COM              87,990            73,410
                                        6,400   LABORATORY AMER HLDGS COM             238,330           226,880
                                        5,500   LINCARE HLDGS INC COM                 181,580           214,363
                                          500   PEDIATRIX MED GROUP COM                22,944            26,725
                                        5,000   RENAL CARE GROUP INC COM              175,630           187,550
                                                                                 ------------      ------------
                                                                                    1,552,476         1,693,724
                                                                                 ------------      ------------

Health Care Facilities                  2,000   HCA INC COMMON                         82,840            76,500
                                                                                 ------------      ------------

Health Care Equipment                   7,000   ICU MEDICAL INC COM                   201,347           236,600
                                        1,000   MEDTRONIC INC COM                      45,990            45,570
                                                                                 ------------      ------------
                                                                                      247,337           282,170
                                                                                 ------------      ------------

Health Care Supplies                    2,000   BARD C R INC COM                      137,398           160,100
                                        2,000   COOPER COMPANIES INC NEW               87,830            86,900
                                                                                 ------------      ------------
                                                                                      225,228           247,000
                                                                                 ------------      ------------

Managed Health Care                     2,500   COVENTRY HEALTH CARE COM              127,475           132,375
                                        2,500   PACIFICARE HEALTH SYS DEL COM         130,145           148,750
                                                                                 ------------      ------------
                                                                                      257,620           281,125
                                                                                 ------------      ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                                                    Percent
Sectors and                            Shares                                                         Market        of Net
Industries                              Held         Company Name                    Cost             Value         Assets

Pharmaceuticals                        27,700   BRISTOL MYERS SQUIBB COM         $    742,653      $    702,749
                                        5,500   FOREST LABS INC COM                   275,047           274,655
                                        2,800   GLAXOSMITHKLINE PLC SPONSO            149,654           121,212
                                       10,300   MERCK & CO INC COM                    624,315           455,775
                                        1,500   MYLAN LABS INC COM                     34,700            36,225
                                       15,000   PFIZER INC COM                        217,065           474,000
                                        3,000   PHARMACEUTICAL RES COM                 85,550           216,840
                                            1   PHARMACIA CORP COM                         --                34
                                       36,700   SCHERING PLOUGH CORP COM              855,987           560,409
                                        4,000   SICOR INC COM                          83,060           107,120
                                        4,000   TARO PHARMACEUTICAL INDS ORD          256,809           257,040
                                                                                 ------------      ------------
                                                                                    3,324,840         3,206,059
                                                                                 ------------      ------------

   TOTAL HEALTH CARE                                                                6,012,615         6,132,918      4.26%
                                                                                 ------------      ------------     -----

INDUSTRIALS
Aerospace & Defense                     2,000   AAR CORP COM                            9,040            21,800
                                        8,200   BOEING CO COM                         324,836           315,618
                                        2,500   CURTISS WRIGHT CORP COM               149,310           185,000
                                        2,000   GENERAL DYNAMICS CORP COM             157,620           167,400
                                        7,000   INVISION TECHNOLOGIES COM             166,906           190,190
                                        2,100   UNITED TECHNOLOGIES CP COM            144,152           177,849
                                                                                 ------------      ------------
                                                                                      951,864         1,057,857
                                                                                 ------------      ------------

Air Freight & Logistics                  1,000  LANDSTAR SYSTEMS INC COM               54,520            73,020
                                                                                 ------------      ------------

Building Products                       3,500   U S G CORP COM NEW                     49,666            50,575
                                                                                 ------------      ------------

Construction &
Engineering                             1,500   HALLIBURTON CO COM                     33,836            35,820
                                                                                 ------------      ------------

Electrical Components                  11,800   EMERSON ELEC CO COM                   614,866           669,650
& Equipment                            21,000   GENERAL ELEC CO COM                   615,292           609,210
                                        2,500   ITT INDUSTRIES INC IND COM            164,750           169,975
                                                                                 ------------      ------------
                                                                                    1,394,908         1,448,835
                                                                                 ------------      ------------
Employment &
Educational Services                    2,500   ITT EDUCATIONAL SVCS COM              114,674           120,375
                                                                                 ------------      ------------

Industrial Conglomerates                1,400   3M COMPANY                             80,148           110,418
                                       14,700   FLUOR CORP NEW COM                    446,449           545,076
                                       31,000   TYCO INTL LTD NEW COM                 468,701           646,530
                                       50,000   VISTEON CORP COM                      330,438           323,000
                                                                                 ------------      ------------
                                                                                    1,325,736         1,625,024
                                                                                 ------------      ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                                                    Percent
Sectors and                            Shares                                                         Market        of Net
Industries                              Held         Company Name                    Cost             Value         Assets

Industrial Machinery                   20,000   FEDERAL SIGNAL CORP COM          $    309,960      $    295,800
                                        1,500   FRANKLIN ELEC INC COM                  82,710            92,985
                                       18,800   STANDEX INTL CORP COM                 410,022           478,460
                                                                                 ------------      ------------
                                                                                      802,692           867,245
                                                                                 ------------      ------------

   TOTAL INDUSTRIALS                                                                4,727,896         5,278,751      3.67%
                                                                                 ------------      ------------     -----

INFORMATION TECHNOLOGY
Application Software                    4,500   MICROSOFT CORP COM                    117,865           117,630
                                                                                 ------------      ------------

Computer Storage                        6,500   DRS TECHNOLOGIES INC COM              165,182           156,390
& Peripherals                           3,000   E M C CORP MASS COM                    57,720            62,718
                                                                                 ------------      ------------
                                                                                      222,902           219,108
                                                                                 ------------      ------------

Computer Hardware                      16,700   HEWLETT PACKARD CO COM                308,895           372,577
                                        5,000   INTERNATIONAL BUS MACH COM            347,752           447,400
                                      109,800   SUN MICROSYSTEMS INC COM              516,845           433,710
                                       10,000   WESTERN DIGITAL CORP COM              119,170           134,500
                                                                                 ------------      ------------
                                                                                    1,292,662         1,388,187
                                                                                 ------------      ------------

Electronic Equipment                    6,000   CREE INC COM                          102,466           106,500
& Instruments                           1,500   HERLEY INDS INC DEL COM                23,820            28,200
                                        2,000   L-3 COMMUNICATIONS HLDGS COM           92,420            93,480
                                       33,200   MOTOROLA INC COM                      432,683           449,196
                                                                                 ------------      ------------
                                                                                      651,389           677,376
                                                                                 ------------      ------------

Internet Software                       2,250   EXODUS COMMUNICATIONS COM              33,637                --
& Services                              1,140   VELOCITYHSI INC COM                        --                --
                                                                                 ------------      ------------
                                                                                       33,637                --
                                                                                 ------------      ------------

IT Consulting & Services                3,500   COMPUTER SCIENCES CORP COM            156,615           138,670
                                        2,000   FIRST DATA CORP COM                    82,510            71,400
                                        4,000   SUNGARD DATA SYS INC COM              107,079           112,200
                                        2,900   SYMANTEC CORP COM                     186,214           193,285
                                                                                 ------------      ------------
                                                                                      532,418           515,555
                                                                                 ------------      ------------

Networking Equipment                    7,500   CISCO SYS INC COM                     154,135           156,975
                                                                                 ------------      ------------

Semiconductors                          5,000   INTEL CORP COM                        135,675           164,750
                                       15,120   TAIWAN SEMICONDUCTOR SPONS            123,070           167,227
                                                                                 ------------      ------------
                                                                                      258,745           331,977
                                                                                 ------------      ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                                                    Percent
Sectors and                            Shares                                                         Market        of Net
Industries                              Held         Company Name                    Cost             Value         Assets

Telecommunications                        200   ALLTEL CORP COM                  $      9,182      $      9,454
Equipment                              22,000   BCE INC COM                           371,166           497,420
                                                                                 ------------      ------------
                                                                                      380,348           506,874
                                                                                 ------------      ------------

   TOTAL INFORMATION TECHNOLOGY                                                     3,644,101         3,913,682      2.72%
                                                                                 ------------      ------------     -----

MATERIALS
Aluminum                                6,000   ALCAN ALUMINIUM NEW COM               189,955           239,580
                                                                                 ------------      ------------

Diversified Chemicals                   6,000   AKZO NOBEL NV ADR                     232,541           189,960
                                        8,900   AVENTIS SPONSORED ADR                 527,884           471,344
                                                                                 ------------      ------------
                                                                                      760,425           661,304
                                                                                 ------------      ------------

Diversified Metals
& Mining                                5,000   ALLIANCE RES PARTNR LP UT             121,950           146,650
                                                                                 ------------      ------------

Gold                                    9,000   NEWMONT MINING CORP COM               268,250           394,020
                                                                                 ------------      ------------

   TOTAL MATERIALS                                                                  1,340,580         1,441,554      1.00%
                                                                                 ------------      ------------     -----

TELECOMMUNICATION SERVICES
Integrated                             27,800   BELLSOUTH CORP COM                    808,193           731,418
Telecommunication                      35,000   CHINA UNICOM LTD ADR                  332,600           320,600
Services                               16,000   DONNELLY R R & SONS COM               398,407           416,000
                                        3,000   SBC COMMUNICATIONS INC COM             74,819            71,940
                                        2,922   TELEFONICA S A SPONSORED A             95,848           109,283
                                        6,000   VERIZON COMMUNICATIONS COM            242,353           201,600
                                                                                 ------------      ------------
                                                                                    1,952,220         1,850,841
                                                                                 ------------      ------------

Wireless                               25,000   CHINA MOBILE HONG KONG ADR            351,716           354,250
Telecommunication                       3,000   NEXTEL COMMUNICATIONS CL A             68,180            72,330
                                                                                 ------------      ------------
Services                                                                              419,896           426,580
                                                                                 ------------      ------------

   TOTAL TELECOMMUNICATION SERVICES                                                 2,372,116         2,277,421      1.58%
                                                                                 ------------      ------------     -----

UTILITIES
Electric Utilities                     20,500   CALPINE CORP COM                      117,147            94,505
                                       14,500   CONSTELLATION ENERGY COM              395,579           527,365
                                        7,000   DOMINION RES INC VA COM               385,662           431,200
                                        3,000   DUKE ENERGY CORP COM                   56,402            54,450

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                                                    Percent
Sectors and                            Shares                                                         Market        of Net
Industries                              Held         Company Name                    Cost             Value         Assets

                                       20,000   DUKE ENERGY CORP CORP UNIT       $    397,650      $    272,000
                                       11,700   ENERGY EAST CORP COM                  236,777           262,665
                                        6,700   EXELON CORP COM                       334,772           425,115
                                        4,000   FIRSTENERGY CORP COM                  119,307           137,560
                                        5,500   FPL GROUP INC COM                     316,586           350,570
                                        5,250   MDU RES GROUP INC COM                  88,685           118,808
                                        8,000   NATIONAL FUEL GAS N J COM             178,283           178,800
                                       10,812   PHILADELPHIA SUBN CORP COM            261,089           255,379
                                        2,700   SOUTH JERSEY INDS INC COM              86,549           102,411
                                       27,000   TECO ENERGY INC COM                   419,935           354,510
                                                                                 ------------      ------------
                                                                                    3,394,423         3,565,338
                                                                                 ------------      ------------

Gas Utilities                          10,000   ATMOS ENERGY CORP COM                 219,680           245,000
                                        7,500   QUESTAR CORP COM                      234,832           238,125
                                                                                 ------------      ------------
                                                                                      454,512           483,125
                                                                                 ------------      ------------

Multi Utilities                         3,000   NSTAR COM                             119,910           140,100
& Unregulated Power                     6,000   PUBLIC SERVICE ENTERPRISE COM         245,584           245,220
                                        5,000   SEMPRA ENERGY COM                     133,819           139,000
                                        4,000   SOUTHERN CO COM                       118,680           119,200
                                        5,000   UGI CORP NEW COM                      147,196           154,000
                                                                                 ------------      ------------
                                                                                      765,189           797,520
                                                                                 ------------      ------------

Water Utilities                         5,841   SOUTHWEST WTR CO COM                   74,038            83,526
                                                                                 ------------      ------------

   TOTAL UTILITIES                                                                  4,688,162         4,929,509      3.43%
                                                                                 ------------      ------------     -----

TOTAL INVESTMENTS IN COMMON STOCKS                                               $ 51,818,211      $ 57,395,318     39.89%
                                                                                 =============     ============     =====

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                       Percent
                                            Shares                        Market       of Net
 Company Name                                Held          Cost           Value        Assets

PREFERRED STOCKS:
BELLSOUTH CAP FDG CORP QUI                  15,000     $   383,660     $   388,500
CADBURY SCHWEPPES DEL PFD                    9,700         246,894         251,715
ESPIRITO SANTO OVERSEA PRE                   9,600         248,448         243,072
GRAND MET DEL L P PFD GTD                    9,000         244,800         239,400
NATIONAL WESTMINSTER SPON                    9,600         249,792         251,328
                                                       -----------     -----------

 TOTAL INVESTMENTS IN PREFERRED STOCKS                 $ 1,373,594     $ 1,374,015      0.95%
                                                       ===========     ===========      ====

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2003
--------------------------------------------------------------------------------

                                                                                      Market        Percent of
Industries                              Company Name                  Cost            Value         Net Assets

Short-term Investments           Parkway Bank Certificate
                                    of Deposit                    $   125,000     $     125,000

                                 Evergreen Money Market Fund        4,190,464         4,190,464
                                                                  -----------     -------------

Total Short-term Investments                                      $ 4,315,464         4,315,464         3.00%
                                                                  ===========     -------------        -----

TOTAL INVESTMENTS - MARKET VALUE                                                  $ 127,056,406        88.29%
                                                                                  =============        =====


Aggregate gross unrealized appreciation of security values                        $  14,651,060
Aggregate gross unrealized depreciation of security values                           (4,706,854)
                                                                                  -------------
Net appreciation of security values                                                   9,944,206
Tax cost of securities                                                              117,112,200
                                                                                  -------------
                                                                                  $ 127,056,406
                                                                                  =============
Total market value of securities

BMC FUND, INC.                                                       SCHEDULE II
INVESTMENTS - OTHER THAN SECURITIES
October 31, 2003
--------------------------------------------------------------------------------

                                                                              Market
                                                                             Value at
                                                                              End of
Description                                                                   Period

INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell, Rutherford
     and Wilkes Counties, NC                                                 $ 350,000(a)
                                                                             ---------

TOTAL                                                                        $ 350,000
                                                                             =========

     Aggregate appreciation of investment land and buildings                 $ 204,774
     Tax cost of investment land and buildings                                 145,226
                                                                             ---------

     Market value of investment land and buildings                           $ 350,000
                                                                             =========

(a)   Non-income producing property

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES
October 31, 2003
--------------------------------------------------------------------------------

                                               Number of     Amount of Equity
                                             Shares Held At    In Net Profit      Amount of        Value at
                                              October 31,    And Loss for the     Dividends       October 31,
Issuer                                           2003             Period             (1)             2003

Broyhill Industries, Inc. - wholly owned
  subsidiary                                     1,000         $    (1,234)       $     --       $    585,505

P. B. Realty, Inc. - wholly owned
  subsidiary                                     1,000           1,547,285              --         24,135,667
                                                               -----------        --------       ------------

TOTAL                                                          $ 1,546,051        $     --       $ 24,721,172
                                                               ===========        ========       ============

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item. 2.  Code of Ethics.

On July 26, 2003, the Board of Directors of the Registrant adopted (a) a Code of Ethics for the principal executive officer and principal financial and accounting officer.
(c)-(e) N/A
(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3.  Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that L. Glenn Orr, Jr., a member of its Audit Committee, is an Audit Committee financial expert. Mr. Orr is an independent director of the Registrant.

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees: $21,340.38 for the year ended October 31,
2002; $24,297.77 for the year ended October 31, 2003.

(b) Audit Related Fees: $0 for the years ended October 31,
2002 and October 31, 2003.

(c) Tax Fees: $4,045.00 for the year ended October 31, 2002;
$600.00 for the year ended October 31, 2003.

(d) All Other Fees: $1,650.00 for the year ended October
31, 2002; $1,277.00 for the year ended October 31, 2003.

(e)(1) A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2) One hundred percent of the services described in items 4(a) through 4(d) was approved in advance by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the year ended October 2003 was attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) N/A

(h) N/A

Item 5. Audit Committee of Listed Registrants

N/A

Item 6. [Reserved]

Item 7.  Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.

The Board of Directors of the Registrant adopted
Proxy Voting Policies and Procedures on July 26, 2003 and amended them October 30, 2003. A copy as amended is attached as an exhibit.

Item 8. [Reserved]

Item 9.  Controls and Procedures.

Within the 90 days prior to the filing date of this report, the Registrant carried out an evaluation under the supervision and with the participation of Registrant's management, including Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures are effective in ensuring that information required to be disclosed in Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  The Code of Ethics (Exhibit 10(a)(1)), Audit Committee
Pre-Approval Policy (Exhibit 10(a)(2)), and Proxy Voting Policies and Procedures (Exhibit 10(a)(3)) are attached as exhibits.

(b) A certification of each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By (Signature and Title)	/s/ D. E. Hendricks
				D. E. Hendricks
				Vice President and
				Chief Financial Officer

Date:  December 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul H. Broyhill
				Paul H. Broyhill
				President and Chief Executive Officer

Date:	December 17, 2003

By (Signature and Title)	/s/ D. E. Hendricks
				D. E. Hendricks
				Vice President and
				Chief Financial Officer

Date:	December 17, 2003